Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 92.41%
Brazil: 3.43%
Ambev SA (Consumer staples, Beverages)	784,800	$ 2,212,474
Banco BTG Pactual SA (Financials, Capital markets)	435,872	1,983,960
BB Seguridade Participacoes SA (Financials, Insurance)	684,100	2,981,125
Companhia Brasileira de Aluminio (Materials, Metals & mining) †	1,020,000	3,330,785
Vale SA (Materials, Metals & mining)	160,000	2,436,710
		12,945,054
Chile: 1.63%
Banco Santander Chile SA (Financials, Banks)	56,059,698	2,785,322
Sociedad Quimica Minera de Chile (Materials, Chemicals)	61,821	3,347,607
		6,132,929
China: 26.72%
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	420,300	6,587,598
Baidu Incorporated Class A (Communication services, Interactive media & services) †	266,194	5,273,005
Baoshan Iron & Steel Company Limited Class A (Materials, Metals & mining)	1,708,410	1,905,313
Beijing Jingneng Power Company Class H (Utilities, Electric utilities)	7,240,000	2,095,971
China Construction Bank Class H (Financials, Banks)	7,921,000	6,078,166
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A	1,268,400	3,455,144
China Merchants Bank Company Limited Class H (Financials, Banks)	221,500	1,851,324
China Oilfield Services Limited H Shares (Energy, Energy equipment & services)	2,016,000	1,982,655
China Resources Land Limited (Real estate, Real estate management & development)	1,102,000	5,326,647
China State Construction International Holdings (Industrials, Construction & engineering)	3,022,000	3,577,348
China Yangtze Power Company Limited Class A (Utilities, Independent power & renewable electricity producers)	782,295	2,700,608
China Yongda Automobile Service Holding Company (Consumer discretionary, Specialty retail)	2,259,500	2,891,055
ENN Energy Holdings Limited (Utilities, Gas utilities)	162,600	2,588,635
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	2,468,000	2,424,276
Huatai Securities Company Limited H Shares (Financials, Capital markets) 144A	1,147,400	2,039,634
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer staples, Food products)	544,978	3,287,660
Kunlun Energy Company Limited (Utilities, Gas utilities)	2,042,000	2,117,650
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	2,554,000	2,767,790
Lomon Billions Group Company Limited (Materials, Chemicals)	421,175	1,625,620
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	567,459	6,597,738
Nari Technology Company Limited (Industrials, Electrical equipment)	400,401	2,240,002
Nine Dragons Paper Holdings Limited (Materials, Paper & forest products)	1,583,000	1,581,213
Ping An Insurance Group Company Class H (Financials, Insurance)	688,000	5,459,844
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	7,309,000	6,089,492
Tingyi Holding Corporation (Consumer staples, Food products)	2,876,000	5,958,455
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	3,024,000	2,732,362
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Income Fund  |  1

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Universal Scientific Industrial Shanghai Company Limited Class A (Information technology, Electronic equipment, instruments & components)	704,300	$ 1,533,645
Xinyangfeng Agricultural Technology Company Limited (Materials, Chemicals)	736,500	1,865,677
Zhejiang NHU Company Limited (Health care, Biotechnology)	872,218	4,148,849
Zoomlion Heavy Industry Science and Technology Company Limited Class H (Industrials, Machinery)	3,198,600	2,094,951
		100,878,327
Hong Kong: 2.06%
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	1,950,000	3,603,928
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	961,000	1,688,452
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	43,300	2,471,378
		7,763,758
India: 11.96%
Bank of Baroda (Financials, Banks) †	1,490,520	2,173,041
Embassy Office Parks REIT (Real estate, Equity REITs)	647,671	3,205,530
Gail India Limited (Utilities, Gas utilities)	1,989,411	3,879,297
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	95,572	3,511,471
ICICI Securities Limited (Financials, Capital markets) 144A	310,727	3,018,583
Indus Towers Limited (Communication services, Diversified telecommunication services)	952,807	3,244,291
Infosys Limited (Information technology, IT services)	235,985	5,552,184
LIC Housing Finance Limited (Financials, Diversified financial services)	599,011	3,116,386
Manappuram Finance Limited (Financials, Consumer finance)	1,816,267	3,867,794
Oil & Natural Gas Corporation Limited (Energy, Oil, gas & consumable fuels)	1,360,897	3,182,179
Power Grid Corporation of India Limited (Utilities, Electric utilities)	2,092,327	6,064,186
Tech Mahindra Limited (Information technology, IT services)	217,650	4,344,666
		45,159,608
Indonesia: 1.85%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	10,076,100	2,868,015
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	14,086,000	4,125,445
		6,993,460
Malaysia: 1.50%
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	5,167,900	3,383,628
RHB Bank Bhd (Financials, Banks)	1,717,800	2,286,393
		5,670,021
Mexico: 1.77%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	114,146	2,152,794
Grupo Financiero Banorte SAB de CV (Financials, Banks)	292,800	1,852,072
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	793,291	2,690,836
		6,695,702
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Markets Equity Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Netherlands: 0.52%
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	23,733	$ 1,962,485
Panama: 0.78%
Copa Holdings SA Class A (Industrials, Airlines) †	35,375	2,956,643
Peru: 0.98%
Southern Copper Corporation (Materials, Metals & mining)	58,100	3,712,009
Philippines: 0.88%
Bank of the Philippine Islands (Financials, Banks)	889,280	1,711,041
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	413,160	1,625,241
		3,336,282
Poland: 0.94%
KGHM Polska Miedz SA (Materials, Metals & mining)	53,013	1,828,693
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	192,863	1,717,188
		3,545,881
Qatar: 0.77%
Qatar National Bank (Financials, Banks)	486,950	2,920,898
Russia: 3.95%
Alrosa PJSC (Materials, Metals & mining)	1,831,560	2,707,072
Lukoil PJSC ADR (Energy, Oil, gas & consumable fuels)	70,149	6,281,872
Mobile TeleSystems PJSC (Communication services, Wireless telecommunication services)	491,780	1,840,487
Polymetal International plc (Materials, Metals & mining)	155,655	2,236,549
Sberbank PJSC ADR (Financials, Banks)	132,473	1,858,328
		14,924,308
Saudi Arabia: 3.16%
Alinma Bank (Financials, Banks)	412,142	3,304,404
Jarir Marketing Company (Consumer discretionary, Specialty retail)	34,780	1,871,606
National Commercial Bank (Financials, Banks)	243,500	4,789,653
Saudi Telecom Company (Communication services, Diversified telecommunication services)	62,026	1,951,402
		11,917,065
Singapore: 0.70%
BOC Aviation Limited (Industrials, Trading companies & distributors) 144A	315,400	2,651,626
South Africa: 2.88%
Absa Group Limited (Financials, Banks)	267,844	2,960,399
Mr Price Group Limited (Consumer discretionary, Specialty retail)	121,815	1,615,614
Standard Bank Group Limited (Financials, Banks)	296,512	2,894,012
The Bidvest Group Limited (Industrials, Industrial conglomerates)	278,649	3,416,444
		10,886,469
South Korea: 8.03%
Doosan Bobcat Incorporated (Industrials, Machinery) †	76,476	2,398,227
Hana Financial Group Incorporated (Financials, Banks)	96,647	3,641,503
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	117,042	2,460,910
KB Financial Group Incorporated (Financials, Banks)	104,653	5,186,569
Kia Corporation (Consumer discretionary, Automobiles)	48,766	3,400,244
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Income Fund  |  3

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
South Korea: (continued)
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	182,682	$ 11,362,652
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	38,862	1,849,641
		30,299,746
Taiwan: 14.22%
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	240,000	3,326,472
CTBC Financial Holding Company Limited (Financials, Banks)	4,823,000	4,848,606
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	184,000	2,131,144
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	1,133,704	4,238,836
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	862,000	1,990,879
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	71,000	2,820,062
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	1,115,000	3,773,927
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	1,246,000	28,809,995
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	843,000	1,761,279
		53,701,200
Thailand: 2.30%
Bangkok Bank PCL (Financials, Banks)	1,030,700	4,216,741
Supalai PCL (Real estate, Real estate management & development)	2,733,200	1,866,119
Tisco Financial Group PCL (Financials, Banks)	871,800	2,598,085
		8,680,945
United Arab Emirates: 1.38%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	1,220,831	2,988,839
Aldar Properties PJSC (Real estate, Real estate management & development)	1,979,338	2,233,843
		5,222,682
Total Common stocks (Cost $277,644,807)		348,957,098

	Dividend yield
Preferred stocks: 3.40%
Brazil: 0.55%
Itaúsa SA (Financials, Banks)	15.66%	1,082,429	2,077,165
South Korea: 2.85%
LG Chem Limited (Materials, Chemicals)	3.13	12,160	3,086,829
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	0.77	136,226	7,662,339
			10,749,168
Total Preferred stocks (Cost $11,268,291)			12,826,333

See accompanying notes to portfolio of investments

4  |  Allspring Emerging Markets Equity Income Fund

Portfolio of investments—January 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 5.25%
Investment companies: 5.25%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	19,837,855	$ 19,837,855
Total Short-term investments (Cost $19,837,855)				19,837,855
Total investments in securities (Cost $308,750,953)	101.06%			381,621,286
Other assets and liabilities, net	(1.06)			(3,999,845)
Total net assets	100.00%			$377,621,441

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,771,617	$37,934,389	$(24,868,151)	$0	$0	$19,837,855	19,837,855	$660
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Income Fund  |  5

Notes to portfolio of investments—January 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

6  |  Allspring Emerging Markets Equity Income Fund

Notes to portfolio of investments—January 31, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$12,945,054	$0	$0	$12,945,054
Chile	3,347,607	2,785,322	0	6,132,929
China	0	100,878,327	0	100,878,327
Hong Kong	0	7,763,758	0	7,763,758
India	0	45,159,608	0	45,159,608
Indonesia	0	6,993,460	0	6,993,460
Malaysia	0	5,670,021	0	5,670,021
Mexico	6,695,702	0	0	6,695,702
Netherlands	0	1,962,485	0	1,962,485
Panama	2,956,643	0	0	2,956,643
Peru	3,712,009	0	0	3,712,009
Philippines	0	3,336,282	0	3,336,282
Poland	0	3,545,881	0	3,545,881
Qatar	2,920,898	0	0	2,920,898
Russia	0	14,924,308	0	14,924,308
Saudi Arabia	4,789,653	7,127,412	0	11,917,065
Singapore	0	2,651,626	0	2,651,626
South Africa	4,576,013	6,310,456	0	10,886,469
South Korea	0	30,299,746	0	30,299,746
Taiwan	0	53,701,200	0	53,701,200
Thailand	0	8,680,945	0	8,680,945
United Arab Emirates	0	5,222,682	0	5,222,682
Preferred stocks
Brazil	2,077,165	0	0	2,077,165
South Korea	0	10,749,168	0	10,749,168
Short-term investments
Investment companies	19,837,855	0	0	19,837,855
Total assets	$63,858,599	$317,762,687	$0	$381,621,286
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Emerging Markets Equity Income Fund  |  7